625 Fourth Avenue South
Minneapolis, Minnesota  55415

[THRIVENT FINANCIAL FOR LUTHERANS]

May 1, 2003

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Thrivent Variable Life Account I - File Nos. 333-31011 and 811-08289
     (the "Registrant"); Prospectus and Statement of Additional Information
     dated April 30, 2003

Ladies and Gentlemen:

Pursuant to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  the
Registrant hereby certifies that the form of the captioned prospectus that would have been filed by the Registrant  pursuant to 497(c) upon the  effectiveness of
Post-Effective  Amendment No. 10 to the Registrant's  registration  statement on
Form N-6  would  not have  differed  from that  contained  in said  registration statement, which was filed electronically on April 28, 2003.

Please  direct any  comments or questions  concerning  this  certificate  to the undersigned at (612) 340-7005.

Sincerely,

THRIVENT VARIABLE LIFE ACCOUNT I
        (Registrant)

By  THRIVENT FINANCIAL FOR LUTHERANS
             (Depositor)

By:   /s/ John C. Bjork
      ------------------------------
      John C. Bjork
      Senior Counsel